STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.7%
Australia - .9%
Insurance Australia Group	904,194	[a]	2,722,530
China - 1.3%
Ping An Insurance Group Company of China, Cl. H	525,000	[a]	4,114,511
France - 4.0%
Sanofi	65,429	[a]	6,801,427
TotalEnergies	100,594		5,697,841
			12,499,268
Germany - 6.3%
Bayer	104,884	[a]	6,358,586
Continental	51,340	[a]	4,915,271
Muenchener Rueckversicherungs-Gesellschaft	27,491	[a]	8,622,160
			19,896,017
Hong Kong - 1.1%
Link REIT	405,200		3,474,571
India - 3.4%
Infosys, ADR	453,960		10,699,837
Ireland - 2.3%
Medtronic	69,002		7,141,017
Peru - 1.2%
Credicorp	25,936	[a]	3,714,554
Spain - 2.1%
Industria de Diseno Textil	220,516	[a]	6,662,796
Sweden - 1.8%
Svenska Handelsbanken, Cl. A	534,971	[a]	5,687,984
Switzerland - 11.2%
Cie Financiere Richemont, CI. A	45,421	[a]	6,586,935
Nestle	45,679	[a]	5,884,914
Novartis	90,103	[a]	7,833,858
Roche Holding	20,148	[a]	7,790,546
Zurich Insurance Group	14,421	[a]	6,886,134
			34,982,387
Taiwan - 1.0%
Delta Electronics	322,000	[a]	3,116,581
United Kingdom - 15.4%
Anglo American	61,126	[a]	2,680,509
BAE Systems	732,582	[a]	5,715,926
British American Tobacco	164,975		7,021,475
British American Tobacco, ADR	57,795	[b]	2,483,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 92.7% (continued)
United Kingdom - 15.4% (continued)
Bunzl		135,632		5,069,498
Informa		877,051	[a]	6,647,361
RELX		345,767	[a]	10,598,203
Taylor Wimpey		2,043,822	[a]	4,184,903
The Sage Group		410,592		4,001,482
				48,402,808
United States - 40.7%
Cisco Systems		210,289		11,706,789
Citigroup		83,208		5,418,505
CME Group		24,799		5,691,371
CMS Energy		118,159		7,607,076
Dominion Energy		78,946		6,367,784
Emerson Electric		86,970		7,996,892
Eversource Energy		77,345		6,921,604
First Horizon		265,062		4,535,211
Hewlett Packard Enterprise		188,338		3,075,560
Hubbell		16,628		3,114,258
JPMorgan Chase & Co.		52,930		7,865,398
Marathon Petroleum		54,515		3,911,451
Merck & Co.		78,345		6,383,551
Organon & Co.		88,644		2,828,630
Paychex		29,355		3,456,845
PepsiCo		65,747		11,408,419
Philip Morris International		49,523		5,093,441
Principal Financial Group		50,931		3,721,019
Qualcomm		32,698		5,747,000
Sysco		60,274		4,710,413
Texas Instruments		23,954		4,299,503
The Procter & Gamble Company		36,557		5,865,571
				127,726,291
Total Common Stocks (cost $217,377,613)				290,841,152
	Preferred Dividend Yield (%)
Preferred Stocks - 3.5%
Germany - 1.4%
Volkswagen	2.60	21,491	[a]	4,429,015
South Korea - 2.1%
Samsung Electronics	2.13	116,658		6,538,756
Total Preferred Stocks (cost $9,066,518)				10,967,771

	Maturity Date	Number of Warrants
Warrants - .1%
Switzerland - .1%
Cie Financiere Richemont (cost $0)	11/22/2023	188,850		193,609
	1-Day Yield (%)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,259,003)	0.09	9,259,003	[c]	9,259,003
Total Investments (cost $235,703,134)		99.2%		311,261,535
Cash and Receivables (Net)		.8%		2,569,030
Net Assets		100.0%		313,830,565

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $2,458,614 and the value of the collateral was $2,509,720, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	151,765,150	139,076,002	††	-	290,841,152
Equity Securities - Preferred Stocks	-	10,967,771	††	-	10,967,771
Investment Companies	9,259,003	-		-	9,259,003
Warrants	193,609	-		-	193,609

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

At January 31, 2022, accumulated net unrealized appreciation on investments was $75,558,401, consisting of $82,665,263 gross unrealized appreciation and $7,106,862 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.